Risk management - Credit risk map (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 710,779	$ 666,095
Change vs. prior year	$ 44,684
Change vs. prior year, percent	6.71%
Payroll loans
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 29,844	27,315
Change vs. prior year	$ 2,529
Change vs. prior year, percent	9.26%
Personal loans
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 23,291	21,990
Change vs. prior year	$ 1,301
Change vs. prior year, percent	5.92%
Automotive
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 247	37
Change vs. prior year	$ 210
Change vs. prior year, percent	567.57%
Credit cards
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 54,372	51,537
Change vs. prior year	$ 2,835
Change vs. prior year, percent	5.50%
Mortgages
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 134,196	132,414
Change vs. prior year	$ 1,782
Change vs. prior year, percent	1.35%
SMEs
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 72,279	67,895
Change vs. prior year	$ 4,384
Change vs. prior year, percent	6.46%
Middle-market corporations
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 166,783	148,385
Change vs. prior year	$ 18,398
Change vs. prior year, percent	12.40%
Loans and advances to credit institutions
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 34,766	33,101
Change vs. prior year	$ 1,665
Change vs. prior year, percent	5.03%
Global corporate clients
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 116,189	121,356
Change vs. prior year	$ (5,167)
Change vs. prior year, percent	(4.26%)
Guarantees and documentary credits
Credit risk
Maximum credit risk exposure by type of product of Loans and advances to customers	$ 78,812	$ 62,065
Change vs. prior year	$ 16,747
Change vs. prior year, percent	26.98%